Intangible assets - Summary of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Beginning balance	$ 225,776
Charge for the year	(36,372)	$ (32,375)	$ (2,455,243)
Ending balance	106,262	225,776
Cost
Intangible assets
Beginning balance	258,151	21,081,303
Additions		258,151
Assets held for sale (Note 32)		(21,052,103)
Foreign currency adjustments	(100,655)	(29,200)
Ending balance	157,496	258,151	21,081,303
Accumulated depreciation and amortisation
Intangible assets
Beginning balance	(32,375)	(10,547,025)
Assets held for sale (Note 32)		10,546,694
Foreign currency adjustments	17,513	331
Charge for the year	(36,372)	(32,375)
Ending balance	$ (51,234)	$ (32,375)	$ (10,547,025)